Unaudited Interim Condensed Consolidated Statements of Cash Flows $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($) [1]	Jun. 30, 2020 MXN ($)	Jun. 30, 2019 MXN ($)
OPERATING ACTIVITIES:
Income before income taxes from continuing operations	$ 282	$ 6,494	$ 8,875
Adjustments for:
Non-cash operating (income) expenses	1	16	96
Depreciation	186	4,290	4,237
Depreciation right-of-use	12	287	256
Amortization	22	497	533
Amortization prepaid expenses	13	319	300
Gain on disposal of long-lived assets	(1)	(26)	(17)
Write-off of long-lived assets	6	146	70
Share of the loss of equity method, net of taxes	6	144	64
Interest income	(24)	(556)	(551)
Interest expense	203	4,691	3,475
Foreign exchange (income) loss, net	(21)	(493)	199
Non-cash movements in post-employment and other non-current employee benefits obligations	6	146	113
Impairment	39	903	0
Monetary position, (loss) gain, net	(8)	(175)	30
Market value loss on financial instruments	0	(1)	0
(Increase) decrease:
Accounts receivable and other current assets	256	5,905	3,168
Other current financial assets	(7)	(173)	(93)
Inventories	24	543	(167)
Suppliers and other accounts payable	(147)	(3,402)	(945)
Other liabilities	(1)	(34)	(124)
Other taxes	67	1,556	(400)
Employee benefits paid	(15)	(348)	(290)
Income taxes paid	(112)	(2,589)	(2,905)
Net cash flows generated from operating activities continuing operations	787	18,140	15,924
INVESTING ACTIVITIES
Interest received	24	556	551
Acquisitions of long-lived assets	(147)	(3,397)	(3,542)
Proceeds from the sale of long-lived assets	6	142	229
Acquisition of intangible assets	(12)	(271)	(130)
Other non-current assets	(16)	(367)	(515)
Dividends received from investments in associates and joint ventures	1	16	0
Investment in financial assets	(11)	(257)	(202)
Net cash flows (used in) investing activities from continuing operations	(155)	(3,578)	(3,609)
FINANCING ACTIVITIES:
Proceeds from borrowings, net of emission expenses	1,780	41,095	213
Repayment of borrowings	(1,196)	(27,618)	(5,020)
Interest paid	(159)	(3,661)	(2,320)
Dividends paid	(221)	(5,105)	(3,722)
Interest paid on leases	(3)	(59)	(72)
Payments of leases	(12)	(277)	(226)
Other financing activities	(35)	(812)	(777)
Net cash flows generated by (used in) financing activities for continuing operations	154	3,563	(11,924)
Net increase in cash and cash equivalents from continuing operations	786	18,125	391
Cash and cash equivalents at the beginning of the period	888	20,491	23,727
Effects of exchange rate changes and inflation effects on cash and cash equivalents held in foreign currencies	123	2,857	(633)
Cash and cash equivalents at the end of the period	$ 1,797	$ 41,473	$ 23,485

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3